Fees Summary	Jun. 11, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $5,513,000.00.
Narrative - Max Aggregate Offering Price	$ 5,513,000.00
Final Prospectus	true